Note 9 - Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about asset retirement obligations [text block]
	December 31, 2025	December 31, 2024
Balance at January 1,	$2,842	$3,126
Change in estimate from discounting and estimate of costs	(646)	(384)
Accretion	93	100
Balance	$2,289	$2,842